Financial information by segments (Schedule of Information About Geographical Areas) (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas [line items]
Revenue	$ 35,678,253	$ 28,700,450	$ 27,515,565
Mexico [Member]
Disclosure of geographical areas [line items]
Revenue	20,507,794	17,125,369	16,361,808
USA [Member]
Disclosure of geographical areas [line items]
Revenue	9,246,444	8,370,999	9,339,527
Brazil [Member]
Disclosure of geographical areas [line items]
Revenue	5,924,015	3,204,082	1,814,230
Canada [Member]
Disclosure of geographical areas [line items]
Revenue	267,606	370,803	350,673
Latin America [Member]
Disclosure of geographical areas [line items]
Revenue	60,578	30,173	34,932
Other (Europe and Asia) [Member]
Disclosure of geographical areas [line items]
Revenue	$ 20,658	$ 39,224	$ 25,236